Investment Securities - Additional Information on Securities in a Continuous Loss Position (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Securities	Dec. 31, 2013 Securities
Schedule of Available-for-sale Securities [Line Items]
Number of securities, available for sale securities	71	25
Number of securities, amortized costs	$ 574,840	$ 112,476
Number of securities, unrealized loss	10,390	6,188
Fannie Mae, Freddie Mac, or Ginnie Mae [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of securities, available for sale securities	66	20
Number of securities, amortized costs	566,113	104,520
Number of securities, unrealized loss	10,254	5,519
Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of securities, available for sale securities	5	5
Number of securities, amortized costs	8,727	7,956
Number of securities, unrealized loss	$ 136	$ 669